Related Party Transactions and Balances (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Companies are Related Parties

The following companies are related parties that had balances or transactions with YS Group as of and during the six months ended September 30, 2023 and 2022:

Name of related parties	Relationship with YS Group
Yisheng Biopharma Co., Ltd	An entity controlled by Yi Zhang
Yisheng Biopharma Holdings Ltd.	An entity controlled by Yi Zhang
Kaifeng Yisheng Pan-Asia Technology Co., Ltd	An entity controlled by Yi Zhang
Beijing Yisheng Xingye Technology Co., Ltd.	An entity controlled by Yi Zhang
Changchun Bailong Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Huizhong Health Services Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Biopharma Co., Ltd.	An entity controlled by Yi Zhang
Beijing Huaerdun Kangqi Biotechnology Co., Ltd.	An entity controlled by Yi Zhang

Name of related parties	Relationship with YS Group
Liaoning Yisheng Pan-Asia	An entity controlled by Yi Zhang
Yi Zhang*	Chairman of Board of Directors
Hui Shao	Chief Executive Officer
Nan Zhang	Daughter of the Chairman
Xu Zhang	Daughter of the Chairman
Rui Mi	Spouse of the Chairman

*        On December 9, 2023, the Board, acting upon an ad hoc motion raised at a Board meeting, appointed Dr. Ajit Shetty, an independent director of YS Group, as an interim Chairperson of the Board for a six-month period to replace Mr. Yi Zhang, the current Chairperson of the Board, effective from December 9, 2023. Mr. Yi Zhang remains as a director of the Board.

The following companies are related parties that had balances or transactions with YS Group as of and during the fiscal years ended March 31, 2021, 2022 and 2023:
Name of related parties	Relationship with YS Group
Yisheng Biopharma Co., Ltd	An entity controlled by Yi Zhang
Yisheng Biopharma Holdings Ltd.	An entity controlled by Yi Zhang
Kaifeng Yisheng Pan-Asia Technology Co., Ltd	An entity controlled by Yi Zhang
Beijing Yisheng Xingye Technology Co., Ltd.	An entity controlled by Yi Zhang
Changchun Bailong Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Huizhong Health Services Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Biopharma Co., Ltd.	An entity controlled by Yi Zhang
Beijing Huaerdun Kangqi Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Liaoning Yisheng Pan-Asia	An entity controlled by Yi Zhang
Yi Zhang	Chairman of Board of Directors
Hui Shao	Chief Executive Officer
Zhongkai Shi*	Chief Medical Officer
Nan Zhang	Daughter of the Chairman
Xu Zhang	Daughter of the Chairman

*        Zhongkai Shi resigned in September 2021.

Schedule of Transactions with Related Parties	YS Group had the following transactions with related parties, all of which are interest-free during the fiscal years ended March 31, 2021, 2022 and 2023:
	Years Ended March 31,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)
Amounts due from related party:
Yisheng Biopharma Holdings Limited (Hong Kong)
Receivable collected on behalf of YS Group	30,088,833	2,966,777	—	—
Repayment to YS Group		33,055,610	—	—